Schedule of Restructuring and Related Costs, Charges Incurred (Detail) (Selling, general and administrative expenses, USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 28, 2012 Facility exit and other charges	Dec. 30, 2011 Facility exit and other charges	Sep. 28, 2012 Separation Related Actions	Sep. 30, 2011 Separation Related Actions	Sep. 24, 2010 Separation Related Actions	Sep. 28, 2012 Separation Related Actions Employee serverance and benefits	Sep. 30, 2011 Separation Related Actions Employee serverance and benefits	Sep. 24, 2010 Separation Related Actions Employee serverance and benefits	Sep. 28, 2012 2011 Program	Sep. 30, 2011 2011 Program	Sep. 24, 2010 2011 Program	Sep. 28, 2012 2011 Program Employee serverance and benefits	Sep. 30, 2011 2011 Program Employee serverance and benefits	Sep. 24, 2010 2011 Program Employee serverance and benefits	Sep. 28, 2012 2011 Program Facility exit and other charges	Sep. 30, 2011 2011 Program Facility exit and other charges	Sep. 24, 2010 2011 Program Facility exit and other charges	Sep. 28, 2012 2009 Program	Sep. 30, 2011 2009 Program	Sep. 24, 2010 2009 Program	Sep. 28, 2012 2009 Program Employee serverance and benefits	Sep. 30, 2011 2009 Program Employee serverance and benefits	Sep. 24, 2010 2009 Program Employee serverance and benefits	Sep. 28, 2012 2009 Program Facility exit and other charges	Sep. 30, 2011 2009 Program Facility exit and other charges	Sep. 24, 2010 2009 Program Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 2	$ 0	$ 2	$ 2	$ 0	$ 0	$ 2	$ 0	$ 0	$ 2	$ 7	$ 0	$ 0	$ 4	$ 0	$ 2	$ 3	$ 0	$ 0	$ (8)	$ 18	$ 0	$ (8)	$ 14	$ 0	$ 0	$ 4